Accounts payable for business acquired	12 Months Ended
Dec. 31, 2024
Accounts payable for business acquired
Accounts payable for business acquired

15. Accounts payable for business acquired

Acquisition	Effective interest rate p.a.	Maturity	December 31, 2023	Exchange rate changes	Interest	Reversal	Payment	Translation to presentation currency	December 31, 2024
Ntersol	4.01%	2024	15,388	-	612		(16,007)	7	-
Somo	3.75%	2025	4,142	973	579	(391)	-	(1,039)	4,264
Dextra(a)	12.15%	2027	6,889	-	615	-	(1,195)	(1,460)	4,849
Box(a)	12.15%	2027	1,684	-	103	-	(698)	(291)	798
Total			28,103	973	1,909	(391)	(17,900)	(2,783)	9,911
Current			2,761						6,522
Non-current			25,342						3,389

Acquisition	Effective interest rate p.a.	Maturity	January 1, 2023	Exchange rate changes	Interest	Escrow deposit	Payment	Translation to presentation currency	December 31, 2023
Ntersol	4.79%	2024	15,707	-	1,367	-	(1,710)	24	15,388
Somo	5.25%	2025	16,055	(220)	(340)	145	(12,232)	734	4,142
Dextra(a)	11.65%	2027	6,551	-	688	-	(874)	524	6,889
Box(a)	11.65%	2027	1,943	-	186	-	(602)	157	1,684
Total			40,256	(220)	1,901	145	(15,418)	1,439	28,103
Current			14,709						2,761
Non-current			25,547						25,342

(a) Subsidiaries merged into CI&T Brazil.